Fair Value Measurements - Qualitative Information for Level 3 Assets Measured at Fair Value on a Non-Recurring Basis (Details) - Northfield Bancorp, Inc. [Member]	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans individually evaluated for impairment:		$ 1,083
Commercial mortgage
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans individually evaluated for impairment:	$ 2,718,000
Multifamily
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans individually evaluated for impairment:	1,681	1,727,000
Home equity and lines of credit
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans individually evaluated for impairment:		$ 18,000
Range of Inputs		6
Commercial and industrial loans
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans individually evaluated for impairment:	$ 2,790	$ 1,291,000
Range of Inputs	15
Minimum | Commercial mortgage
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Range of Inputs	7	7
Minimum | Multifamily
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Range of Inputs	0	0
Minimum | Commercial and industrial loans
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Range of Inputs		6
Maximum | Commercial mortgage
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Range of Inputs	10	10
Maximum | Multifamily
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Range of Inputs	10	10
Maximum | Commercial and industrial loans
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Range of Inputs		50